RETIREMENT BENEFITS - PBO and ABO Exceed Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension Plans
PBO exceeds fair value of plan assets
Projected benefit obligation	$ 13,943	$ 14,839
Accumulated benefit obligation	13,932	14,821
Fair value of plan assets	12,137	13,071
ABO exceeds fair value of plan assets
Projected benefit obligation	13,943	14,839
Accumulated benefit obligation	13,932	14,821
Fair value of plan assets	12,137	13,071
Non-U.S. Pension Plans
PBO exceeds fair value of plan assets
Projected benefit obligation	3,918	2,756
Accumulated benefit obligation	3,488	2,353
Fair value of plan assets	2,762	1,640
ABO exceeds fair value of plan assets
Projected benefit obligation	2,369	2,570
Accumulated benefit obligation	2,047	2,233
Fair value of plan assets	1,243	1,495
U.S. and non-U.S. pension plan, excluding U.S. nonqualified plans
ABO exceeds fair value of plan assets
ABO less than fair value of plan assets, accumulated benefit obligation	$ 1,000	$ 600